UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Net (loss)/income		$ (85,659)	$ 696,552
Other comprehensive income:
Gain associated with pensions, net of tax		1,456	88
Share of equity method investment's comprehensive losses	[1]	184	0
Net other comprehensive income		1,640	88
Comprehensive (loss)/income		(84,019)	696,640
Comprehensive (loss)/income attributable to:
Stockholders of Golar LNG Limited		(104,768)	575,302
Comprehensive (loss)/income		(84,019)	696,640
Continuing operations
Comprehensive (loss)/income attributable to:
Non-controlling interests		20,749	113,132
Discontinued operations
Comprehensive (loss)/income attributable to:
Non-controlling interests		$ 0	$ 8,206

[1]	tax impact for the six months ended June 30, 2023 and 2022.